Asset Dispositions And Asset Held For Sale (Loss on Divestiture within Income from Discontinued Operations) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Disclosure Of Discontinued Operations [Line Items]
Proceeds on disposal, net of transaction costs		$ 18	$ 1,905
Disposal related transaction costs			14
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds on disposal, net of transaction costs	$ 20	18
Net assets disposed		(22)
Gain (loss) before tax, discontinued operations		(4)
Income taxes		2
Gain (Loss) on divestiture, net of tax		(6)
ViaWest [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds on disposal, net of transaction costs			(1,905)
Reclassification of accumulated exchange differences from other comprehensive income related to the sale of a foreign operation			(82)
Net assets disposed			1,625
Gain (loss) before tax, discontinued operations			362
Income taxes			32
Gain (Loss) on divestiture, net of tax			330
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Gain (Loss) on divestiture, net of tax		$ (6)	$ 330